PREFERRED STOCK AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2021
PREFERRED STOCK AND WARRANTS
Schedule of authorized and outstanding Redeemable Convertible Redeemable Convertible Preferred Stock and Redeemable Redeemable Convertible Preferred Stock

	December 31, 2020
			Carrying
	Shares	Shares Issued	Value, net of	Liquidation
	Authorized	and Paid	issuance costs	Preference
Series A Preferred Stock of $0.01 par value	30,227,287	30,227,287	$385	$4,633
Series A-1 Preferred Stock of $0.01 par value	8,079,187	8,079,187	638	1,476
Series B Preferred Stock of $0.01 par value	28,676,603	28,676,603	4,497	9,930
Series B-1 Preferred Stock of $0.01 par value	3,925,214	3,925,214	492	1,115
Series C Preferred Stock of $0.01 par value	55,531,064	55,531,064	25,147	23,117
Series C-1 Preferred Stock of $0.01 par value	5,640,000	5,640,000	—	1,936
Series C-2 Preferred Stock of $0.01 par value	16,347,292	16,347,292	5,054	11,713
Series D Preferred Stock of $0.01 par value	34,979,167	34,979,167	30,739	46,245
Series E Preferred Stock of $0.01 par value	20,805,738	20,805,738	67,858	88,995
Series E-1 Preferred Stock of $0.01 par value	5,318,246	5,318,246	19,990	24,324
Total	209,529,798	209,529,798	$154,800	$213,484

Redeemable Preferred Stock:

	December 31, 2020
		Shares
	Shares	Issued and	Carrying	Liquidation
	Authorized*	Paid*	Value	Preference
Series 1 Preferred Stock of $0.01 par value	3,500	3,500	$10,735	$36,520

*Note that the Series 1 Redeemable Preferred Stock was not subject to the 1-for-1.88 conversion related to the Reverse Recapitalization described within Note 3 as the Series 1 Redeemable Preferred Stock remained with the Legacy Payoneer entity after the Reverse Recapitalization (and prior to the July 23, 2021 redemption described within this Note).

Schedule of changes in fair value of warrant liabilities

Warrant Liability
Initial measurement as of June 25, 2021	$71,701
Change in fair value	(11,824)
Fair value as of December 31, 2021	$59,877